Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Beginning balance	$ 342,270,913		$ 314,750,655	$ 313,276,385
Exchange differences arising on translating foreign operations	(5,275,665)	$ (168,175)	12,788,423	(1,536,221)
Share from associates and joint ventures accounted for using the equity method	37,442	1,194	(18,192)	(28,511)
Ending balance	368,629,100	11,751,006	342,270,913	314,750,655
Exchange differences on translating foreign operations [member]
Beginning balance	5,051,006	161,014	(7,034,629)	(5,529,388)
Exchange differences arising on translating foreign operations	(5,217,567)	(166,324)	12,101,346	(1,488,920)
Share from associates and joint ventures accounted for using the equity method	27,628	881	(15,711)	(16,321)
Ending balance	$ (138,933)	$ (4,429)	$ 5,051,006	$ (7,034,629)